Condensed Consolidated Statements of Shareholders' Equity (Deficit) $ in Thousands		Common Stock [Member] USD ($) shares	Common Stock [Member] CAD ($) shares	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] CAD ($)	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CAD ($)	Retained Earnings [Member] USD ($)	USD ($) shares	CAD ($) shares
Balance at Sep. 30, 2022			$ 10,037		$ (18,923)					$ (8,886)
Balance, shares at Sep. 30, 2022 | shares		12,291,921	12,291,921
Share-based compensation							4,004			4,004
Net loss					(15,128)					(15,128)
Equity issued in business combinations			$ 1,300							1,300
Equity issued in business combinations, shares | shares		162,500	162,500
Settlement of RSUs			$ 621				(621)
Settlement of RSUs, shares | shares		77,649	77,649
Issuance of warrants
Balance at Sep. 30, 2023		$ 22,000	$ 11,958	$ (11,240,000)	(34,051)	$ 7,361,000	3,383	$ (13,999,000)	$ (17,856,000)	$ (18,710)
Balance, shares at Sep. 30, 2023 | shares		22,030,917	22,030,917
Balance, shares at Sep. 30, 2023 | shares		12,532,070	12,532,070						12,532,070	12,532,070
Share-based compensation						2,582,000			$ 2,582,000
Settlement of RSUs		$ 1,000				(1,000)
Settlement of RSUs, shares | shares		980,268	980,268
Share redemption		$ (1,000)				1,000
Share redemption, shares | shares		(1,142,676)	(1,142,676)
Equity issued in business combinations						401,000			401,000
Equity issued in business combinations, shares | shares		120,860	120,860
Net loss								(11,077,000)	(11,077,000)
Foreign currency translation adjustment				4,267,000					4,267,000
Balance at Jun. 30, 2024		$ 22,000		(6,973,000)		10,344,000		(25,076,000)	(21,683,000)
Balance, shares at Jun. 30, 2024 | shares		21,989,369	21,989,369
Balance at Sep. 30, 2023		$ 22,000	$ 11,958	(11,240,000)	(34,051)	7,361,000	3,383	(13,999,000)	$ (17,856,000)	$ (18,710)
Balance, shares at Sep. 30, 2023 | shares		22,030,917	22,030,917
Balance, shares at Sep. 30, 2023 | shares		12,532,070	12,532,070						12,532,070	12,532,070
Share-based compensation							5,062			$ 5,062
Net loss					(59,435)					(59,435)
Equity issued in business combinations			$ 550							550
Equity issued in business combinations, shares | shares		68,750	68,750
Capital distribution – debt forgiveness					4,560					4,560
Settlement of RSUs			$ 4,851				(4,851)
Settlement of RSUs, shares | shares		606,467	606,467
Share redemption			$ (5,321)							(5,321)
Share redemption, shares | shares		(675,124)	(675,124)
Shares issued for private placement			$ 976							976
Shares issued for private placement, shares | shares		264,439	264,439
Issuance of warrants							294			294
Balance at Sep. 30, 2024		$ 22,000	$ 13,014	2,399,000	$ (89,926)	12,491,000	$ 3,888	(70,031,000)	$ (55,119,000)	$ (72,024)
Balance, shares at Sep. 30, 2024 | shares		22,495,954	22,495,954
Balance, shares at Sep. 30, 2024 | shares		12,796,602	12,796,602						22,495,954	22,495,954
Net loss								(29,745,000)	$ (29,745,000)
Foreign currency translation adjustment				11,482,000					11,482,000
Capital contribution for settlement of historical related party loans								1,352,000	1,352,000
Share-based compensation, pre-merger		$ 2,000				2,419,000			2,421,000
Share based compensation pre-merger, shares | shares		2,154,356	2,154,356
Conversion of convertible debt, pre-merger						927,000			927,000
Conversion of convertible debt, shares | shares		470,503	470,503
Shares issued for settlement of accounts payable		$ 3,000				6,726,000			6,729,000
Shares issued for settlement of accounts payable, shares | shares		3,413,885	3,413,885
Shares issued for private placement, pre-merger						438,000			438,000
Shares issued for private placement, pre-merger, shares | shares		231,381	231,381
Warrant exercises, pre-merger						(71,000)			(71,000)
Warrant exercises, shares | shares		77,538	77,538
Shares redeemed in connection with business combinations	[1]	$ (26,000)				(7,244,000)			(7,269,000)
Shares redeemed in connection with business combinations, shares | shares	[1]	(26,323,200)	(26,323,200)
Share-based compensation, post-merger		$ 1,000				2,030,000			2,031,000
Share-based compensation, post-merger, shares | shares		890,102	890,102
Shares issued for private placement, post-merger		$ 9,000				8,791,000			8,800,000
Shares issued for private placement, post-merger, shares | shares		1,280,000	1,280,000
Equity issued in business combinations		$ 1,000				3,341,000			3,342,000
Equity issued in business combinations, shares | shares		1,599,231	1,599,231
Fair value of shares issued to acquire Better Choice		$ 9,000				8,930,000			8,939,000
Fair value of shares issued to acquire Better Choice, shares		8,898,069
Shares repurchased						(137,000)			(137,000)
Share repurchased, shares | shares		(76,800)	(76,800)
Exercise of pre-funded warrants
Exercise of pre-funded warrants, shares | shares		50,000	50,000
Balance at Jun. 30, 2025		$ 21,000		$ 13,881,000		$ 38,642,000		$ (98,424,000)	$ (45,880,000)
Balance, shares at Jun. 30, 2025 | shares		15,161,019	15,161,019
Balance, shares at Jun. 30, 2025 | shares									15,161,019	15,161,019

[1]	Amounts have been retrospectively adjusted to reflect the capital structure of Better Choice Company Inc., the legal acquirer, in accordance with ASC 805-40. This adjustment reflects the par value difference and restated share count using the agreed upon exchange ratio of 1.76.